Changes in accounting policies, comparability and adjustments (Narrative) (Detail) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Changes In Accounting Policies [Line Items]
Interest income	SFr 8,034	SFr 6,982
Interest expense	SFr 5,340	SFr 3,890